SHARE-BASED COMPENSATION - Summary of activity of stock Options granted (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Number of shares
Balance at the beginning of the period (in shares) | shares	138,724,521
Exercised (in shares) | shares	(24,518,970)
Forfeited (in shares) | shares	(1,679,430)
Balance at the end of the period (in shares) | shares	112,526,121
Exercisable, at the end of the period (in shares) | shares	110,869,290
Vested and expected to vest, at the end of the period (in shares) | shares	1,656,831
Weighted average exercise price
Balance at the beginning of the period (in dollars per share)	$ 0.01
Exercised (in dollars per share)	0.01
Forfeited (in dollars per share)	0.01
Balance at the end of the period (in dollars per share)	0.01
Exercisable, at the end of the period (in dollars per share)	0.01
Vested and expected to vest, at the end of the period (in dollars per share)	0.01
Chime Plan
Weighted average grant date fair value
Granted (in dollars per share)	0.02
Trucker Path Plan
Weighted average grant date fair value
Granted (in dollars per share)	$ 0.01
Stock options [Member] | Trucker Path Plan
Number of shares
Balance at the beginning of the period (in shares) | shares	6,806,000
Forfeited (in shares) | shares	(73,000)
Balance at the end of the period (in shares) | shares	6,733,000
Exercisable, at the end of the period (in shares) | shares	4,506,064
Vested and expected to vest, at the end of the period (in shares) | shares	2,226,936
Weighted average exercise price
Balance at the beginning of the period (in dollars per share)	$ 0.02
Forfeited (in dollars per share)	0.02
Balance at the end of the period (in dollars per share)	0.02
Exercisable, at the end of the period (in dollars per share)	0.02
Vested and expected to vest, at the end of the period (in dollars per share)	0.02
Weighted average grant date fair value
Balance at the beginning of the period (in dollars per share)	0.02
Forfeited (in dollars per share)	0.01
Balance at the end of the period (in dollars per share)	$ 0.01
Renren stock options [Member] | Chime Plan
Number of shares
Balance at the beginning of the period (in shares) | shares	8,301,000
Granted (in shares) | shares	0
Forfeited (in shares) | shares	(1,563,000)
Balance at the end of the period (in shares) | shares	6,738,000
Exercisable, at the end of the period (in shares) | shares	4,368,218
Vested and expected to vest, at the end of the period (in shares) | shares	2,369,782
Weighted average exercise price
Balance at the beginning of the period (in dollars per share)	$ 0.03
Granted (in dollars per share)	0
Forfeited (in dollars per share)	0.03
Balance at the end of the period (in dollars per share)	0.03
Exercisable, at the end of the period (in dollars per share)	0.03
Vested and expected to vest, at the end of the period (in dollars per share)	0.03
Weighted average grant date fair value
Balance at the beginning of the period (in dollars per share)	0.02
Forfeited (in dollars per share)	0.02
Balance at the end of the period (in dollars per share)	$ 0.02